Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Accrued Revenue (Details)
$ in Thousands
Dec. 31, 2018 USD ($)
Accrued Revenue for 2019	$ (5,615)
Accrued Revenue for 2020	(2,090)
Accrued Revenue for 2021	0
Accrued Revenue for 2022	0
Accrued Revenue for 2023	(1,048)
Accrued Revenue for 2024	(579)
Total	$ (9,332)